Muzinich Flexible U.S. High Yield Income Fund
SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)
Principal Amount		Value
CORPORATE BONDS: 81.5%
Aerospace/Defense: 1.8%
	Bombardier Inc
$125,000	7.875%, 04/15/2027 [1]	$122,057
50,000	7.500%, 02/01/2029 [1]	47,513
	Spirit AeroSystems Inc
250,000	9.375%, 11/30/2029	254,907
	TransDigm Inc
250,000	6.250%, 03/15/2026 [1]	246,590
		671,067

Airlines: 2.0%
	American Airlines Inc
125,000	11.750%, 07/15/2025 [1]	134,449
	American Airlines Inc/AAdvantage Loyalty IP Ltd
259,417	5.500%, 04/20/2026 [1]	253,599
250,000	5.750%, 04/20/2029 [1]	232,539
	VistaJet Malta Finance PLC / Vista Management Holding Inc
50,000	7.875%, 05/01/2027 [1]	43,132
75,000	9.500%, 06/01/2028 [1]	65,940
		729,659

Automotive & Auto Parts: 1.9%
	American Axle & Manufacturing Inc
25,000	6.500%, 04/01/2027	23,762
100,000	6.875%, 07/01/2028	90,878
	Benteler International AG
200,000	10.500%, 05/15/2028 [1]	200,976
	Dana Inc
100,000	4.500%, 02/15/2032	77,745
	Ford Motor Co
125,000	3.250%, 02/12/2032	96,452
125,000	4.750%, 01/15/2043	91,373
	ZF North America Capital Inc
150,000	7.125%, 04/14/2030 [1]	147,169
		728,355

Broadcasting: 1.8%
	AMC Networks Inc
100,000	4.750%, 08/01/2025	92,392
	Belo Corp
75,000	7.750%, 06/01/2027	74,686
	Gray Escrow II Inc
125,000	5.375%, 11/15/2031 [1]	81,967
	Nexstar Media Inc
100,000	5.625%, 07/15/2027 [1]	89,116
	Scripps Escrow Inc
25,000	5.875%, 07/15/2027 [1]	18,522
	Sirius XM Radio Inc
150,000	4.000%, 07/15/2028	128,185
	TEGNA Inc
118,000	4.625%, 03/15/2028	102,512
	Univision Communications Inc
100,000	4.500%, 05/01/2029 [1]	81,531
		668,911

Building Materials: 1.4%
	AmeriTex HoldCo Intermediate LLC
100,000	10.250%, 10/15/2028 [1]	99,000
	Camelot Return Merger Sub Inc
125,000	8.750%, 08/01/2028 [1]	120,627
	Cornerstone Building Brands Inc
125,000	6.125%, 01/15/2029 [1]	94,909
	Masonite International Corp
125,000	3.500%, 02/15/2030 [1]	101,695
	New Enterprise Stone & Lime Co Inc
125,000	5.250%, 07/15/2028 [1]	112,326
		528,557

Cable/Satellite TV: 3.5%
	CCO Holdings LLC / CCO Holdings Capital Corp
275,000	5.000%, 02/01/2028 [1]	250,039
25,000	5.375%, 06/01/2029	22,460
300,000	4.750%, 03/01/2030 [1]	252,215
	CSC Holdings LLC
200,000	4.125%, 12/01/2030 [1]	141,731
	DISH DBS Corp
50,000	5.250%, 12/01/2026 [1]	42,419
100,000	5.750%, 12/01/2028	77,062
	DISH Network Corp
175,000	11.750%, 11/15/2027	176,578
	Midcontinent Communications / Midcontinent Finance Corp
250,000	5.375%, 08/15/2027 [1]	231,919
	Videotron Ltd
125,000	3.625%, 06/15/2029 [1]	104,495
		1,298,918

Capital Goods: 1.7%
	Calderys Financing LLC
125,000	11.250%, 06/01/2028	128,184
	Dornoch Debt Merger Sub Inc
125,000	6.625%, 10/15/2029 [1]	103,509
	GrafTech Finance Inc
250,000	4.625%, 12/15/2028 [1]	193,568
	GrafTech Global Enterprises Inc
100,000	9.875%, 12/15/2028 [1]	94,875
	JB Poindexter & Co Inc
125,000	7.125%, 04/15/2026	121,718
		641,854

Chemicals: 1.2%
	NOVA Chemicals Corp
125,000	5.000%, 05/01/2025 [1]	118,158
	Olympus Water US Holding Corp
200,000	9.750%, 11/15/2028 [1]	199,823
	Rain Carbon Inc
125,000	12.250%, 09/01/2029	131,250
		449,231

Consumer-Products: 1.5%
	Central Garden & Pet Co
50,000	4.125%, 10/15/2030	41,746
75,000	4.125%, 04/30/2031	61,391
	Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC
75,000	6.625%, 07/15/2030 [1]	73,397
	Kronos Acquisition Holdings Inc / KIK Custom Products Inc
100,000	5.000%, 12/31/2026 [1]	91,323
	Scotts Miracle-Gro Co
250,000	4.375%, 02/01/2032	189,221
	Spectrum Brands Inc
125,000	3.875%, 03/15/2031 [1]	101,553
		558,631

Containers: 2.4%
	Ball Corp
125,000	6.000%, 06/15/2029	121,680
	Canpack SA / Canpack US LLC
200,000	3.875%, 11/15/2029 [1]	163,668
	Graphic Packaging International LLC
125,000	3.750%, 02/01/2030 [1]	104,662
	Mauser Packaging Solutions Holding Co
125,000	7.875%, 08/15/2026 [1]	120,747
250,000	9.250%, 04/15/2027 [1]	218,852
	Trivium Packaging Finance BV
200,000	5.500%, 08/15/2026 [1]	186,712
		916,321

Diversified Financial Services: 4.6%
	Bread Financial Holdings Inc
250,000	7.000%, 01/15/2026 [1]	234,423
	Burford Capital Global Finance LLC
200,000	6.250%, 04/15/2028 [1]	184,651
	Castlelake Aviation Finance DAC
125,000	5.000%, 04/15/2027 [1]	114,307
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
125,000	6.375%, 12/15/2025	119,066
125,000	6.250%, 05/15/2026	116,333
	Macquarie Airfinance Holdings Ltd
150,000	8.375%, 05/01/2028 [1]	152,218
	Midcap Financial Issuer Trust
200,000	6.500%, 05/01/2028 [1]	172,886
	Nationstar Mortgage Holdings Inc
125,000	6.000%, 01/15/2027 [1]	118,252
100,000	5.750%, 11/15/2031 [1]	82,862
	Navient Corp
100,000	5.000%, 03/15/2027	89,992
	OneMain Finance Corp
125,000	3.875%, 09/15/2028	100,470
	United Wholesale Mortgage LLC
125,000	5.750%, 06/15/2027 [1]	113,279
	Williams Scotsman International Inc
125,000	4.625%, 08/15/2028 [1]	112,013
		1,710,752

Diversified Media: 1.1%
	Advantage Sales & Marketing Inc
250,000	6.500%, 11/15/2028 [1]	215,542
	Clear Channel Outdoor Holdings Inc
125,000	5.125%, 08/15/2027 [1]	111,108
	Match Group Holdings II LLC
100,000	5.625%, 02/15/2029 [1]	92,345
		418,995

Energy: 12.1%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp
125,000	7.000%, 11/01/2026 [1]	122,220
125,000	5.875%, 06/30/2029 [1]	112,551
	Baytex Energy Corp
250,000	8.500%, 04/30/2030 [1]	253,137
	Blue Racer Midstream LLC / Blue Racer Finance Corp
250,000	7.625%, 12/15/2025 [1]	251,166
131,000	6.625%, 07/15/2026 [1]	128,641
	CITGO Petroleum Corp
75,000	7.000%, 06/15/2025 [1]	73,948
	Crescent Energy Finance LLC
125,000	7.250%, 05/01/2026 [1]	122,633
250,000	9.250%, 02/15/2028 [1]	255,477
	CrownRock LP / CrownRock Finance Inc
250,000	5.625%, 10/15/2025 [1]	246,249
	EQM Midstream Partners LP
75,000	7.500%, 06/01/2027 [1]	75,279
75,000	6.500%, 07/01/2027 [1]	73,318
75,000	7.500%, 06/01/2030 [1]	75,415
125,000	4.750%, 01/15/2031 [1]	107,770
	Gulfport Energy Corp
125,000	8.000%, 05/17/2026 [1]	125,267
	Harvest Midstream I LP
250,000	7.500%, 09/01/2028	241,854
	Hilcorp Energy I LP / Hilcorp Finance Co
375,000	6.000%, 02/01/2031	331,356
	Northern Oil and Gas Inc
200,000	8.125%, 03/01/2028 [1]	199,958
50,000	8.750%, 06/15/2031 [1]	50,434
	Range Resources Corp
250,000	8.250%, 01/15/2029	256,513
	Rockies Express Pipeline LLC
175,000	4.950%, 07/15/2029 [1]	156,062
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
258,000	7.500%, 10/01/2025 [1]	257,582
125,000	6.000%, 12/31/2030 [1]	110,473
	USA Compression Partners LP / USA Compression Finance Corp
150,000	6.875%, 04/01/2026	147,099
	Venture Global Calcasieu Pass LLC
50,000	3.875%, 08/15/2029 [1]	42,125
75,000	6.250%, 01/15/2030 [1]	71,610
50,000	4.125%, 08/15/2031 [1]	41,085
	Venture Global LNG Inc
150,000	8.125%, 06/01/2028 [1]	148,619
175,000	8.375%, 06/01/2031	172,184
	Vital Energy Inc
50,000	10.125%, 01/15/2028	50,976
225,000	9.750%, 10/15/2030	230,166
		4,531,167

Food & Drug Retail: 0.7%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
125,000	6.500%, 02/15/2028 [1]	123,693
175,000	3.500%, 03/15/2029 [1]	149,339

Food/Beverage/Tobacco: 1.0%
	B&G Foods Inc
75,000	8.000%, 09/15/2028 [1]	75,249
	BellRing Brands Inc
125,000	7.000%, 03/15/2030 [1]	123,750
	Post Holdings Inc
125,000	4.625%, 04/15/2030 [1]	107,201
	Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed
100,000	4.625%, 03/01/2029 [1]	82,160
		388,360

Gaming: 3.9%
	Boyd Gaming Corp
250,000	4.750%, 06/15/2031	213,046
	Caesars Entertainment Inc
375,000	6.250%, 07/01/2025 [1]	370,420
125,000	8.125%, 07/01/2027 [1]	125,698
125,000	4.625%, 10/15/2029 [1]	106,028
	Churchill Downs Inc
125,000	5.500%, 04/01/2027 [1]	119,278
125,000	4.750%, 01/15/2028 [1]	112,865
	Light & Wonder International Inc
100,000	7.500%, 09/01/2031 [1]	98,933
	Ontario Gaming GTA LP
125,000	8.000%, 08/01/2030 [1]	125,118
	Station Casinos LLC
100,000	4.500%, 02/15/2028 [1]	87,341
125,000	4.625%, 12/01/2031 [1]	100,134
		1,458,861

Healthcare: 7.4%
	AdaptHealth LLC
125,000	6.125%, 08/01/2028 [1]	108,017
	AMN Healthcare Inc
250,000	4.625%, 10/01/2027 [1]	226,205
	CHS/Community Health Systems Inc
150,000	5.625%, 03/15/2027 [1]	128,798
75,000	8.000%, 12/15/2027 [1]	70,025
50,000	5.250%, 05/15/2030	38,156
	DaVita Inc
125,000	4.625%, 06/01/2030 [1]	102,802
125,000	3.750%, 02/15/2031 [1]	95,130
	Embecta Corp
100,000	5.000%, 02/15/2030 [1]	78,122
	Fortrea Holdings Inc
100,000	7.500%, 07/01/2030 [1]	97,375
	Legacy LifePoint Health LLC
200,000	4.375%, 02/15/2027 [1]	172,744
	Medline Borrower LP
125,000	3.875%, 04/01/2029	105,796
	ModivCare Inc
100,000	5.875%, 11/15/2025 [1]	95,153
	MPH Acquisition Holdings LLC
250,000	5.500%, 09/01/2028 [1]	212,684
	MPT Operating Partnership LP / MPT Finance Corp
75,000	5.250%, 08/01/2026	63,946
250,000	4.625%, 08/01/2029	177,460
	Prestige Brands Inc
250,000	3.750%, 04/01/2031 [1]	201,561
	Prime Healthcare Services Inc
250,000	7.250%, 11/01/2025 [1]	231,554
	Select Medical Corp
100,000	6.250%, 08/15/2026 [1]	97,789
	Tenet Healthcare Corp
500,000	4.875%, 01/01/2026	479,507
		2,782,824

Homebuilders/Real Estate: 5.7%
	Ashton Woods USA LLC / Ashton Woods Finance Co
75,000	6.625%, 01/15/2028 [1]	70,845
	Brookfield Residential Properties Inc / Brookfield Residential US LLC
125,000	6.250%, 09/15/2027 [1]	112,702
	Century Communities Inc
125,000	6.750%, 06/01/2027	122,968
	Cushman & Wakefield US Borrower LLC
125,000	8.875%, 09/01/2031	121,049
	Global Infrastructure Solutions Inc
187,000	5.625%, 06/01/2029 [1]	154,317
	HAT Holdings I LLC / HAT Holdings II LLC
175,000	6.000%, 04/15/2025 [1]	170,474
100,000	3.375%, 06/15/2026 [1]	88,991
	Iron Mountain Inc
250,000	5.250%, 07/15/2030 [1]	218,776
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
75,000	5.250%, 10/01/2025 [1]	72,275
125,000	4.750%, 06/15/2029 [1]	101,121
	M/I Homes Inc
125,000	3.950%, 02/15/2030	102,086
	MasTec Inc
75,000	6.625%, 08/15/2029 [1]	71,826
	Service Properties Trust
175,000	4.350%, 10/01/2024	168,192
75,000	7.500%, 09/15/2025	73,769
125,000	5.250%, 02/15/2026	114,035
	Starwood Property Trust Inc
50,000	3.750%, 12/31/2024 [1]	47,655
125,000	3.625%, 07/15/2026 [1]	111,012
	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
125,000	10.500%, 02/15/2028 [1]	122,553
	VICI Properties LP / VICI Note Co Inc
125,000	4.125%, 08/15/2030 [1]	106,447
		2,151,093

Hotels: 0.5%
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
250,000	4.875%, 07/01/2031 [1]	204,017

Insurance: 0.7%
	Acrisure LLC / Acrisure Finance Inc
150,000	4.250%, 02/15/2029 [1]	126,213
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
125,000	6.750%, 04/15/2028 [1]	120,744
		246,957

Leisure: 4.1%
	Carnival Corp
100,000	5.750%, 03/01/2027 [1]	90,591
	Carnival Holdings Bermuda Ltd
375,000	10.375%, 05/01/2028 [1]	402,276
	Life Time Inc
125,000	5.750%, 01/15/2026 [1]	121,230
	Royal Caribbean Cruises Ltd
250,000	5.500%, 08/31/2026 [1]	236,476
375,000	11.625%, 08/15/2027 [1]	407,153
125,000	8.250%, 01/15/2029	129,751
	VOC Escrow Ltd
175,000	5.000%, 02/15/2028	159,356
		1,546,833

Metals/Mining: 2.0%
	ERO Copper Corp
125,000	6.500%, 02/15/2030 [1]	107,679
	Hudbay Minerals Inc
25,000	4.500%, 04/01/2026 [1]	23,424
125,000	6.125%, 04/01/2029 [1]	115,917
	Kaiser Aluminum Corp
250,000	4.500%, 06/01/2031	198,361
	Mineral Resources Ltd
125,000	9.250%, 10/01/2028 [1]	126,094
	Perenti Finance Pty Ltd
200,000	6.500%, 10/07/2025 [1]	196,000
		767,475

Paper: 0.5%
	Enviva Partners LP / Enviva Partners Finance Corp
250,000	6.500%, 01/15/2026 [1]	204,142

Publishing/Printing: 0.4%
	Cimpress PLC
150,000	7.000%, 06/15/2026	140,567

Restaurants: 1.9%
	1011778 BC ULC / New Red Finance Inc
125,000	4.375%, 01/15/2028 [1]	112,785
	Brinker International Inc
250,000	8.250%, 07/15/2030 [1]	240,866
	IRB Holding Corp
250,000	7.000%, 06/15/2025 [1]	250,345
	Yum! Brands Inc
125,000	5.375%, 04/01/2032	114,470
		718,466

Services: 4.0%
	ADT Security Corp
175,000	4.125%, 08/01/2029 [1]	148,165
	Clarivate Science Holdings Corp
125,000	3.875%, 07/01/2028 [1]	108,361
	EquipmentShare.com Inc
100,000	9.000%, 05/15/2028 [1]	96,395
	Garda World Security Corp
100,000	4.625%, 02/15/2027 [1]	91,604
75,000	7.750%, 02/15/2028 [1]	73,628
	Graham Holdings Co
125,000	5.750%, 06/01/2026 [1]	120,947
	Maxim Crane Works Holdings Capital LLC
100,000	11.500%, 09/01/2028 [1]	97,500
	Ritchie Bros Holdings Inc
100,000	6.750%, 03/15/2028 [1]	99,895
25,000	7.750%, 03/15/2031	25,406
	TriNet Group Inc
125,000	3.500%, 03/01/2029 [1]	105,403
125,000	7.125%, 08/15/2031 [1]	123,908
	United Rentals North America Inc
250,000	3.750%, 01/15/2032	202,112
	WESCO Distribution Inc
125,000	7.250%, 06/15/2028 [1]	126,087
	ZipRecruiter Inc
100,000	5.000%, 01/15/2030	78,648
		1,498,059

Steel: 0.6%
	Cleveland-Cliffs Inc
125,000	6.750%, 04/15/2030 [1]	117,029
	TMS International Corp
125,000	6.250%, 04/15/2029 [1]	103,514
		220,543

Super Retail: 2.7%
	Bath & Body Works Inc
125,000	6.750%, 07/01/2036	109,658
	Evergreen Acqco 1 LP / TVI Inc
250,000	9.750%, 04/26/2028 [1]	257,656
	Hanesbrands Inc
125,000	9.000%, 02/15/2031 [1]	119,178
	LCM Investments Holdings II LLC
125,000	4.875%, 05/01/2029 [1]	106,427
125,000	8.250%, 08/01/2031 [1]	121,362
	Macy’s Retail Holdings LLC
125,000	5.875%, 04/01/2029 [1]	109,568
	Michaels Cos Inc
125,000	7.875%, 05/01/2029 [1]	81,736
	Wolverine World Wide Inc
125,000	4.000%, 08/15/2029 [1]	92,734
		998,319

Technology: 1.4%
	NCR Corp
125,000	5.125%, 04/15/2029 [1]	110,258
	Open Text Corp
175,000	3.875%, 02/15/2028 [1]	153,039
	RingCentral Inc
200,000	8.500%, 08/15/2030 [1]	193,190
	Seagate HDD Cayman
25,000	8.250%, 12/15/2029 [1]	25,693
50,000	8.500%, 07/15/2031	51,341
		533,521

Telecommunications: 4.8%
	Cogent Communications Group Inc
125,000	7.000%, 06/15/2027 [1]	119,495
	Connect Finco SARL / Connect US Finco LLC
200,000	6.750%, 10/01/2026 [1]	186,782
	Frontier Communications Holdings LLC
125,000	8.750%, 05/15/2030 [1]	118,816
150,000	8.625%, 03/15/2031 [1]	141,447
	GCI LLC
250,000	4.750%, 10/15/2028 [1]	215,902
	Hughes Satellite Systems Corp
125,000	6.625%, 08/01/2026	107,064
	Iliad Holding SASU
200,000	6.500%, 10/15/2026 [1]	188,120
	Intelsat Jackson Holdings SA
125,000	6.500%, 03/15/2030 [1]	111,168
	LCPR Senior Secured Financing DAC
200,000	6.750%, 10/15/2027 [1]	183,952
	Level 3 Financing Inc
125,000	3.400%, 03/01/2027 [1]	117,219
150,000	4.250%, 07/01/2028 [1]	93,652
	Lumen Technologies Inc
125,000	4.000%, 02/15/2027 [1]	82,478
	Qwest Corp
125,000	7.250%, 09/15/2025	121,151
		1,787,246

Utilities: 2.2%
	Calpine Corp
125,000	5.250%, 06/01/2026 [1]	121,056
125,000	4.625%, 02/01/2029 [1]	104,852
125,000	5.000%, 02/01/2031 [1]	101,237
125,000	3.750%, 03/01/2031	100,848
	Clearway Energy Operating LLC
250,000	3.750%, 02/15/2031 [1]	197,706
	Sunnova Energy Corp
250,000	5.875%, 09/01/2026 [1]	214,112
		839,811

TOTAL CORPORATE BONDS (Cost $32,294,541)		30,612,544

BANK LOANS: 16.2%
Automotive & Auto Parts: 0.9%
	American Axle & Manufacturing TL B (12/22)
147,750	8.929% (CME Term SOFR 1 Month + 3.500%), 12/13/2029 [2,3]	147,443
	First Brands Group LLC
199,735	10.881% (CME Term SOFR 6 Month + 5.000%), 03/30/2027 [2,3]	197,571
		345,014

Broadcasting: 0.4%
	1011778 BC ULC
150,000	7.574% (CME Term SOFR 1 Month + 2.250%), 09/21/2030 [2,3]	149,610

Cable/Satellite TV: 0.9%
	Telenet Financing TL (1/20)
200,000	7.427% (CME Term SOFR 1 Month + 2.000%), 04/30/2028 [2,3]	195,375
	UPC Financing Partnership TL (4/21) (NewCo)
150,000	8.350% (CME Term SOFR 1 Month + 2.925%), 01/31/2029 [2,3]	148,234
		343,609

Capital Goods: 0.7%
	Chart Industries B (12/22)
149,250	9.164% (CME Term SOFR 1 Month + 3.750%), 03/17/2030 [2,3]	149,623
	DexKo Global TL (9/21)
99,747	9.253% (CME Term SOFR 3 Month + 3.750%), 10/04/2028 [2,3]	97,565
		247,188

Chemicals: 1.2%
	Bakelite TL (US Holdco / Fusion)
149,621	9.392% (CME Term SOFR 3 Month + 4.000%), 05/27/2029 [2,3]	148,406
	Nouryon Finance TL (05/23)
150,000	9.318% (CME Term SOFR 1 Month + 4.000%), 04/03/2028 [2,3]	148,437
	Pearls (Netherlands) BidCo TL (USD) (Caldic) (02/22)
148,492	9.119% (CME Term SOFR 1 Month + 3.750%), 03/01/2029 [2,3]	148,400
		445,243

Containers: 0.4%
	Pactiv Evergreen Group TL B (Pactiv/Evergreen Packaging/Reynolds Group)
148,485	8.696% (CME Term SOFR 1 Month + 3.500%), 09/24/2028 [2,3]	148,523

Diversified Financial Services: 1.8%
	DRW Holdings TL (2/21)
200,000	9.196% (CME Term SOFR 1 Month + 3.750%), 03/01/2028 [2,3]	199,916
	GTCR W MERGER SUB TL B
100,000	3.750%, 09/21/2030 [2,3]	100,036
	Jane Street Group TL (1/21)
200,000	8.183% (CME Term SOFR 1 Month + 2.750%), 01/26/2028 [2,3]	199,763
	SIMON AND SCHUSTER 9/23 TL
170,000	9.577%, 09/19/2030 [2,3]	169,150
		668,865

Diversified Media: 0.4%
	Advantage Sales & Marketing Inc
149,593	9.760% (CME Term SOFR 1 Month + 4.500%), 10/28/2027 [2,3]	144,521

Environmental: 0.5%
	Covanta Holding TL B (06/23)
186,047	8.312% (CME Term SOFR 1 Month + 3.000%), 11/30/2028 [2,3]	185,853
	Covanta Holding TL C (06/23)
13,953	8.334% (CME Term SOFR 1 Month + 3.000%), 11/30/2028 [2,3]	13,939
		199,792

Food: 0.8%
	B&G Foods Inc
300,000	7.831% (CME Term SOFR 1 Month + 2.500%), 10/10/2026 [2,3]	297,156

Healthcare: 1.4%
	Elanco Animal Health TL B
200,000	7.180% (CME Term SOFR 1 Month + 1.750%), 08/01/2027 [2,3]	196,430
	EyeCare Partners TL (08/22)
198,500	9.753% (CME Term SOFR 1 Month + 4.500%), 11/15/2028 [2,3]	140,604
	Grifols Worldwide Operations TL B (11/19)
200,000	7.431% (CME Term SOFR 3 Month + 2.000%), 11/15/2027 [2,3]	196,900
		533,934

Homebuilders/Real Estate: 0.9%
	Cushman & Wakefield U.S. Borrower TL (08/23)
200,000	9.331% (CME Term SOFR 1 Month + 4.000%), 01/31/2030 [2,3]	198,750
	Starwood Property Mortgage LLC
149,623	8.581% (CME Term SOFR 1 Month + 3.250%), 11/18/2027 [2,3]	149,686
		348,436

Hotels: 0.5%
	Hilton Grand Vacations Borrower TL (3/21)
200,000	8.446% (CME Term SOFR 1 Month + 3.000%), 08/02/2028 [2,3]	200,000

Leisure: 0.5%
	Delta 2 TL B (Formula one)
200,000	8.331% (CME Term SOFR 1 Month + 3.000%), 01/15/2030 [2,3]	200,225

Lodging: 0.5%
	Station Casinos LLC
200,000	7.681% (CME Term SOFR 1 Month + 2.250%), 02/08/2027 [2,3]	199,841

Media: 0.4%
	Ziggo Financing Partnership
150,000	7.925% (CME Term SOFR 1 Month + 2.500%), 04/30/2028 [2,3]	146,843

Services: 0.7%
	Neptune BidCo US TL B
99,750	10.004%, 04/11/2029 [2,3]	90,129
	Peraton TL B
150,000	9.181% (CME Term SOFR 1 Month + 3.750%), 02/01/2028 [2,3]	149,876
		240,005

Technology: 0.7%
	Ahead DB Holdings TL (04/21)
97,750	9.092% (CME Term SOFR 3 Month + 3.750%), 10/16/2027 [2,3]	97,225
	Open Text TL B (08/23) TARGET
148,875	8.181% (CME Term SOFR 1 Month + 2.750%), 01/31/2030 [2,3]	149,070
		246,295

Telecommunications: 1.4%
	Altice France (Numericable) TL B14
99,750	10.808% (CME Term SOFR 1 Month + 5.500%), 08/31/2028 [2,3]	90,585
	Crown Subsea TL (4/21) (SubCom)
100,547	10.227% (CME Term SOFR 1 Month + 4.750%), 04/27/2027 [2,3]	101,009
	Dawn Acquisition TL
145,717	9.253% (CME Term SOFR 3 Month + 3.750%), 12/31/2025 [2,3]	122,368
	Intelsat Jackson Holdings Exit TL B
69,192	9.772% (CME Term SOFR 6 Month + 4.250%), 02/01/2029 [2,3]	69,126
	Voyage TL B (Vocus Group) (USD)
149,618	9.088% (CME Term SOFR 3 Month + 3.500%), 07/20/2028 [2,3]	148,730
		531,818

Transportation Excluding Air/Rail: 0.4%
	First Student Bidco TL B
139,551	9.342% (CME Term SOFR 3 Month + 4.000%), 07/21/2028 [2,3]	137,661
	First Student Bidco TL C
9,740	8.998% (CME Term SOFR 3 Month + 4.000%), 07/21/2028 [2,3]	9,609
		147,270

Utilities: 0.8%
	Calpine Construction Finance Company TL B (07/23)
150,000	7.581% (CME Term SOFR 1 Month + 2.250%), 07/20/2030 [2,3]	149,410
	Exgen Renewables/ Exelon (12/20) TL
150,000	8.025% (CME Term SOFR 3 Month + 2.500%), 12/15/2027 [2,3]	149,813
		299,223

TOTAL BANK LOANS (Cost $6,123,391)		6,083,411

Shares		Value
SHORT-TERM INVESTMENTS: 8.8%
Money Market Funds: 8.8%
3,288,082	First American Treasury Obligations Fund - Class X, 5.267% [4]	3,288,082
Total Money Market Funds: 8.8%		3,288,082

TOTAL SHORT-TERM INVESTMENTS (Cost $3,288,082)		3,288,082

TOTAL INVESTMENTS IN SECURITIES: 106.5% (Cost $41,706,013)		39,984,037
Liabilities in Excess of Other Assets: (6.5)%		(2,448,781)
TOTAL NET ASSETS: 100.0%		$37,535,256

T a

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Variable rate security; rate shown is the rate in effect on September 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]	Annualized seven-day effective yield as of September 30, 2023.

Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Muzinich Flexible U.S. High Yield Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023. See the Schedule of Investments for an industry breakout.

Muzinich Flexible U.S. High Yield Income Fund

Description	Level 1	Level 2	Level 3	Total
Bank Loans	$–	$6,083,411	$–	$6,083,411
Corporate Bonds	–	30,612,544	–	30,612,544
Short-Term Investments	3,288,082	–	–	3,288,082
Total Investments in Securities	$3,288,082	$36,695,955	$–	$39,984,037